DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Revenue
Schedule of deferred revenue

		December 31, 2022	December 31, 2021
		$	$
Sales deposits – future delivery of buses		453	—
Future delivery of buses	(a)	—	1,003
Future delivery of buses	(b)	1,929	2,190
Deferred revenue		2,382	3,193
Less: current portion		2,382	3,193
Long-term portion of deferred revenue		—	—